SHARE CAPITAL	6 Months Ended
Jun. 30, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

The Company issued 11,694,574 new ordinary shares under its ATM program in the six months ended June 30, 2014 (six months ended June 30, 2013: 655,552 shares) and had an issued share capital at June 30, 2014 of $98,206,287 divided into 98,206,287 ordinary shares (December 31, 2013: $86,511,713 divided into 86,511,713 ordinary shares).